Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Significant Accounting Policies [Abstract]
Schedule of the Straight-Line Method Over the Estimated Useful Lives of the Assets

Depreciation is calculated using the straight-line method over the estimated useful lives of the assets, at the following annual rates:

%
Computers and peripheral equipment	15-33
Office furniture and equipment	7-15
Vehicles	15
Leasehold improvement	(*)

(*)	Leasehold improvements are amortized using the straight-line method over the shorter of the lease term or the estimated useful life of the improvements.